PREPAYMENTS AND OTHER CURRENT ASSETS - Summary of prepayments and other current assets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments for vehicles	¥ 89,454,574	$ 12,599,413	¥ 962,460,729
Other receivables from third parties	59,479,262	8,377,479	204,582,786
Deposits held by third parties	17,652,693	2,486,330	77,096,144
Vehicles	4,720,633	664,887	53,570,863
Accrued input VAT/ deductible VAT input	5,425,338	764,143	23,456,305
Prepaid expenses	2,518,770	354,761	8,638,899
Interest receivables	1,380,950	194,503	4,960,332
Others	12,097,018	1,703,829	22,055,970
Prepayments and other current assets	192,729,238	27,145,345	1,356,822,028
Less: allowance for prepayments and other current assets	(114,122,430)	(16,073,808)	0
Prepayments and other current assets, net	¥ 78,606,808	$ 11,071,537	¥ 1,356,822,028